Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the compensation of our named executive officers (“NEOs”) for the fiscal years ended December 31, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (In thousands) ($)(5)
2023	1,132,230	252,742	542,218	(11,014)	170	18,416
2022	1,604,665	138,164	919,710	731,773	211	90,672
2021	1,496,114	5,217,714	832,273	1,114,445	290	76,516

(1)	Represents the total compensation of our principal executive officer (PEO), Joseph A. Vitiritto, as reported in the Summary Compensation Table for each year indicated.

(2)	The amount reported in this column for each year indicated is calculated as follows:

[The table follows on the next page.]

PEO Total Compensation Amount	$ 1,132,230	$ 1,604,665	$ 1,496,114
PEO Actually Paid Compensation Amount	$ 252,742	138,164	5,217,714
Adjustment To PEO Compensation, Footnote
Reconciliation of PEO/Non-PEO NEOs		PEO			Non-PEO NEOs
SCT Total and Compensation Actually Paid.		2023	2022	2021	2023	2022	2021
	Total Compensation as reported SCT	$1,132,230	$1,604,665	$1,496,114	$542,218	$919,710	$832,273
Subtract	Pension values reported in SCT for covered fiscal year	—	—	—	—	—	—
Subtract	Fair value of equity awards granted during covered fiscal year	(366,145)	(337,172)	—	(117,190)	(144,879)	—
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	268,852	225,071	—	86,050	96,711	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(714,010)	(1,345,400)	3,721,600	(109,670)	(82,768)	162,892
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(68,185)	(9,000)	—	1,901	(57,000)	119,280
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	(414,322)	—	—
Equals	Compensation Actually Paid to PEO/Non-PEO NEOs	$252,742	$138,164	$5,217,714	$(11,014)	$731,773	$1,114,445

(3)

Represents the total compensation of our only other NEO for 2021 and 2022, Allen W. West, and the average of the total compensation of each of our other NEOs during 2023, Lance K. Stewart and Allen W. West, as reported in the Summary Compensation Table for each year indicated.

(4)

Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2020. The Company did not issue any dividends during 2021, 2022 or 2023. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)	Represents our reported net income for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 542,218	919,710	832,273
Non-PEO NEO Average Compensation Actually Paid Amount	$ (11,014)	731,773	1,114,445
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our NEOs and Company Performance

The following graphs show the relationship between the compensation actually paid to our PEO and our other NEOs to our total shareholder return and net income over the three fiscal years ending December 31, 2023 as reported in the table above:

[The graphs follow on the next page.]

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 170	211	290
Net Income (Loss)	18,416,000	90,672,000	76,516,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,145)	(337,172)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,852	225,071	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,010)	(1,345,400)	3,721,600
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,185)	(9,000)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,322)	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,190)	(144,879)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,050	96,711	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,670)	(82,768)	162,892
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,901	(57,000)	119,280
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0